5. TAXES (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Operating loss carryforwards	$ 124,404	$ 117,474	$ 74,272
Less: valuation allowance	(124,404)	(117,474)	(74,272)
Net deferred tax asset		$ 0	$ 0